May 31, 2017
MFS® Moderate Allocation Fund
MFS® Moderate Allocation Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Moderate Allocation Fund
Effective immediately, the following is added just after the table in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

All percentages are rounded to the nearest tenth of a percent.